Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 4 – PROPERTY AND EQUIPMENT

	December 31
	2020	2019
	(in thousands)
Cost:
Laboratory equipment*	$4,705	$4,667
Computers	304	291
Office furniture and equipment	198	198
Leasehold improvements	$6,653	6,653
	$11,860	$11,809
Less:
Accumulated depreciation	$5,228	$4,034
Property and Equipment, net	$6,632	$7,775

*Laboratory equipment category includes the finance lease (see also Note 5) with cost of $1.1 million as of December 31, 2020 and 2019. The related accumulated depreciation for the finance lease as of December 31, 2020 and 2019 is $0.5 million and $0.3 million, respectively.

Depreciation expense totaled $1,194 thousand, $1,219 thousand and $1,156 thousand for the years ended December 31, 2020, December 31, 2019 and December 31, 2018, respectively.

During the years ended December 31, 2020 and December 31, 2019, the Company did not dispose of any fixed assets.